Share Capital	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Share Capital
Note 8 - Share Capital

A.	Right attached to shares

Ordinary shares

All of the issued and outstanding ordinary shares of the Company are duly authorized, validly issued, fully paid and non-assessable. The ordinary shares are not redeemable, and each ordinary share is entitled to one vote. The holders of the ordinary shares have the right to vote and participate in shareholders' meetings, the right to receive profits, and the right to participate in the accumulated earnings when the Company is dissolved.

1.          Voting

The holders of ordinary shares are entitled to vote on all matters submitted to shareholders for a vote.

2.          Dividends

The holders of the ordinary shares are entitled to receive dividends, when and as declared by the Board of Directors, and out of funds legally available.

Since its inception, the Company has not declared any dividends.

B.	Financing rounds

1.
On March 15, 2021, the Company entered into Securities Purchase Agreements with certain purchasers, pursuant to which the Company agreed to sell approximately $45.5 million of its American Depositary Shares (ADSs) in a private placement transaction, (or "The Private Placement"). The Private Placement closed on March 22, 2021, at which time the Company sold to the purchasers 2,619,270 ADSs together with warrants to purchase up to 261,929 ADSs at an exercise price of $17.35 per ADS. The warrants will expire five years from the date of issuance, and if exercised in full, will provide to the Company proceeds of approximately $4.5 million. 20 Ordinary Shares are equal to 1 American Depositary Share (ADS).

2.
On April 30, 2021, the Company entered into an At the Market Offering Agreement (the "ATM Agreement") with Cantor Fitzgerald & Co., ("Cantor"). According to the ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $75 million through Cantor or the ATM Agreement. From April 30, 2021, through December 31, 2022, the Company issued 699,806 ADSs at an average price of $22.75 per ADS under the ATM Agreement, resulting in gross proceeds of $15,917 thousand.

3.
On April 25, 2022, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $18,125,000 of its ADSs in connection with the reactivation of the ATM Facility and pursuant to General Instruction I.B.6 of Form S-3, which, subject to certain exceptions, limits the amount of securities the Company is able to offer and sell under such registration statement to one-third of our unaffiliated public float. During the year ended December 31, 2022, the Company issued 130,505 ADSs at an average price of $2.11 per ADS under the ATM Agreement, resulting in gross proceeds of $275 thousand. During the year ended December 31, 2023, the Company issued 772,900 ADSs at an average price of $1.83 per ADS under the ATM Agreement, resulting in net proceeds of $1,371 thousand.

4.
On September 19, 2022, the Company entered  into a share purchase agreement (the “Repurchase Arrangement”) with Dr. Adi Mor, co-founder of Chemomab Ltd., then Chief Scientific Officer and a director of the Company and Professor Kobi George, co-founder of Chemomab Ltd. (together with Dr. Adi Mor, the “Co-Founders”), whereby the Company agreed, subject to the requisite court approval required under Section 303(a) of the Israeli Companies Law, 5759-1999 (the “Companies Law”), which the Company received on November 14, 2022, to repurchase up to 582,023 of the Company's ADSs owned by the Co-Founders, for consideration not to exceed an aggregate amount of $2,500,000, depending on the market price of the ADSs at the time of any repurchase. Accordingly, on November 16, 2022, the Company repurchased 582,023 ADSs (the "Treasury Shares") from the Co-Founders at an average price of $2.0848 and for total consideration of approximately $1,218 thousand.

On November 17, 2023, the Company sold the Treasury Shares for an aggregate consideration of approximately $580 thousand.

5.
In October 2023, the Company filed a prospectus supplement with the SEC for the issuance and sale of up to $2,863,664 of its ADSs in connection with the reactivation of the ATM Facility and pursuant to Rule 415(a)(6) under the Securities Act of 1933 Form F-3, which, subject to certain exceptions, limits the number of securities the Company may offer and sell under such registration statement to one-third of our unaffiliated public float.

6.
In October 2023, the Company entered into an At the Market Offering Agreement (the "Roth ATM Agreement") with Roth Capital Partners, LLC, (“Roth”). According to the Roth ATM Agreement, the Company may offer and sell, from time to time, its ADSs having an aggregate offering price of up to $2,863,664 through Roth or the Roth ATM Agreement. From October 30, 2023, through December 31, 2024, the Company sold 2,303,009 ADSs at an average price of  $1.11 per ADS under the Roth ATM Agreement, resulting in net proceeds of $2,348 thousand.

7.
On July 25, 2024, the Company entered into Securities Purchase Agreements with existing and new investors of the Company (the "Purchasers"), pursuant to which the Company agreed to sell $10.0 million of its ADSs in a private placement transaction, (or "The Private Placement"). The Private Placement closed on July 30, 2024, at which time the Company sold to the Purchasers 4,148,867 ADSs together with pre-funded warrants to purchase up to 3,948,300 ADSs at an exercise price of $0.0001 per ADS, resulting in net proceeds of $9,071 thousand. The Pre-Funded Warrants were classified as equity, since the warrants are not considered as an ASC 480 liability, are indexed to the Company’s own Ordinary share, and meet all the equity classification conditions pursuant to ASC 815-40. The Private Placement did not include any warrant coverage or other dilutive terms.

C.	Share-based compensation

(1)	Share-based compensation plan:

The Company maintains (i) the 2011 Share Option Plan (the “2011 Plan”), (ii) the 2017 Equity-Based Incentive Plan (the “2017 Plan”) and (iii) the Chemomab 2015 Share Incentive Plan (the “2015 Plan”).

As of December 31, 2024, a total of 28,443,060 of our Ordinary Shares (equal to 1,422,153 ADSs) were reserved for issuance under the 2015 Plan, of which 3,445,520 Ordinary Shares (equal to 172,276 ADSs) were issued pursuant to previous options exercise, and 9,134,900 Ordinary Shares (equal to 456,745 ADSs) were issuable under outstanding options and restricted shares ("RSAs"). Of such outstanding options and RSAs, options to purchase 6,677,380 Ordinary Shares (equal to 333,869 ADSs) had vested and became exercisable as of that date, with a weighted average exercise price of $0.31 per Ordinary Share (or $6.17 per ADS). During the year ended December 31, 2024, options to purchase 200,000 Ordinary Shares (equal to 10,000 ADSs) were canceled.

During 2024, the Company issued 6,443,900 restricted Ordinary Shares (equal to 322,195 restricted ADSs) under the 2015 Plan.

As of December 31, 2024, a total of 23,061,380 of our Ordinary Shares (equal to 1,153,069 of our ADSs) were reserved for issuance under the 2017 Plan, of which 22,915,400 Ordinary Shares (equal to 1,145,770 ADSs) were issuable under outstanding options. Of such outstanding options, options to purchase 11,460,260 Ordinary Shares (equal to 573,013 ADSs) had vested and became exercisable as of that date, with a weighted average exercise price of $0.13 per Ordinary Share (or $2.63 per ADS). During the year ended December 31, 2024, options to purchase 131,260 Ordinary Shares (equal to 6,563 ADSs) were canceled.

(2)	The expenses that were recognized in the consolidated statements of operations for services received from employees and service providers are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Research and development	401	407	448
General and administrative	216	1,084	2,763

Total share-based compensation expenses	617	1,491	3,211

(3)	The number and weighted average exercise price of options are as follows:

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2023	2023	2023	2022	2022	2022
Outstanding at January 1	0.33	35,191,540	7.42	0.38	27,003,260	8.12
Exercised	-	-	-	0.07	(1,970,000)	-
Forfeited	0.39	(20,373,620)	-	0.32	(1,240,120)	-
Granted	0.07	15,055,180	5.86	0.16	11,398,400	7.8

Outstanding at December 31	0.16	29,873,100	5.99	0.33	35,191,540	7.42

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2024	2024	2024	2023	2023	2023
Outstanding at January 1	0.16	29,873,100	5.99	0.33	35,191,540	7.42
Exercised	-	-	-	-	-	-
Forfeited	0.19	(667,820)	-	0.39	(20,373,620)	-
Granted	0.03	2,845,020	8.56	0.07	15,055,180	5.86

Outstanding at December 31	0.15	32,050,300	7.34	0.16	29,873,100	5.99

(3)	The number of RSAs is as follows:

Number of RSAs
RSA	2024
Unvested at beginning of the year	-
Granted	6,443,900
Vested	-
Forfeited	-

Outstanding at December 31, 2024	6,443,900

4)	Fair value measurement:

The fair value of the options is measured at the grant date using the Black-Scholes Option pricing model and the assumptions used to calculate the fair value of the options are as follows:

2024 grants of Options
Weighted average share price (in U.S. dollar)(a)	0.04
Exercise price (in U.S. dollar)	0.03-0.05
Expected life of options (in years)(b)	5.5-6.1
Expected volatility(c)	89.29%-92.98%
Risk-free interest rate(d)	4.1%-4.5%
Dividend yield	0%

(a)	The weighted average share price is based on the Company's Ordinary Share closing price on the stock exchange as at the grant date
(b)
Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate. This method effectively assumes that exercise occurs over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award. The simplified method is applicable to service conditions.

(c)
Expected volatility is based on historical volatility over the most recent period commensurate with the expected term of the option. As the Company has a short trading history for its ordinary shares, when the Company's trading period is shorter than the expected term, the expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

(d)
The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.